Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 139,089	$ 101,149
Interest bearing deposits	31,572
Trade accounts receivable	91,928	75,350
Other receivables	6,783	5,000
Inventories	64,294	69,024
Other current assets	14,716	15,567
Total current assets	348,382	266,090
LONG-TERM INVESTMENTS	12,555	12,644
PROPERTY AND EQUIPMENT, NET	472,592	498,683
INTANGIBLE ASSETS, NET	52,620	58,737
GOODWILL	7,000	7,000
OTHER ASSETS, NET	14,715	14,067
TOTAL ASSETS	907,864	857,221
CURRENT LIABILITIES
Current maturities of debentures and short-term bank debt	41,619	48,255
Trade accounts payable	96,743	111,620
Deferred revenue and short-term customers' advances	4,835	5,731
Other current liabilities	66,608	64,654
Total current liabilities	209,805	230,260
LONG-TERM LOANS FROM BANKS	124,959	103,845
DEBENTURES	277,275	197,765
LONG-TERM CUSTOMERS' ADVANCES	7,447	7,941
EMPLOYEE RELATED LIABILITIES	87,149	97,927
DEFERRED TAX LIABILITY	25,782	20,428
OTHER LONG-TERM LIABILITIES	23,721	24,352
Total liabilities	756,138	682,518
SHAREHOLDERS' EQUITY	151,726	174,703
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 907,864	$ 857,221

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 168,637		$ 139,707		$ 336,650		$ 260,327
COST OF REVENUES	140,299		119,333		285,564		209,408
GROSS PROFIT	28,338		20,374		51,086		50,919
OPERATING COSTS AND EXPENSES
Research and development	7,582		5,457		15,582		11,081
Marketing, general and administrative	9,695		10,948		22,195		20,517
Acquisition related and reorganization costs	5,789		1,493		5,789		1,493
TOTAL OPERATING COSTS AND EXPENSES	23,066		17,898		43,566		33,091
OPERATING PROFIT	5,272		2,476		7,520		17,828
FINANCING EXPENSE, NET	(8,709)		(10,499)		(27,238)		(29,713)
GAIN FROM ACQUISITION			19,467				19,467
OTHER EXPENSE, NET	(1,019)		(319)		(1,019)		(404)
PROFIT (LOSS) BEFORE INCOME TAX	(4,456)		11,125		(20,737)		7,178
INCOME TAX EXPENSE	(4,948)		(9,382)		(7,984)		(10,846)
NET PROFIT (LOSS) FOR THE PERIOD	$ (9,404)		$ 1,743		$ (28,721)		$ (3,668)
BASIC EARNINGS (LOSS) PER ORDINARY SHARE	$ (0.44)	[1]	$ 0.09	[1]	$ (1.34)	[1]	$ (0.19)	[1]
DILUTED EARNING (LOSS) PER ORDINARY SHARE	$ (0.44)	[1]	$ 0.03	[1]	$ (1.34)	[1]	$ (0.19)	[1]

[1]	Earning (Loss) per ordinary share includes the effect of the reverse stock split of one-for-fifteen effected on August 5, 2012.

CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) [Abstract]
Income (loss) for the period	$ (9,404)	$ 1,743	$ (28,721)	$ (3,668)
Foreign currency translation adjustment	3,029	624	(2,668)	624
Other comprehensive loss	(933)	(755)	(369)	(1,116)
Comprehensive income (loss) for the period	$ (7,308)	$ 1,612	$ (31,758)	$ (4,160)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS - OPERATING ACTIVITIES
Income (loss) for the period	$ 1,743	$ (28,721)	$ (3,668)
Income and expense items not involving cash flows:
Depreciation and amortization		84,464	66,707
Effect of indexation, translation and fair value measurement on debt		6,730	6,536
Other expense (income), net		1,019	(1,973)
Gain from acquisition	(19,467)		(19,467)
Changes in assets and liabilities:
Trade accounts receivable		(17,430)	(22,759)
Other receivables and other current assets		(2,958)	(2,911)
Inventories		4,273	(7,122)
Trade accounts payable		3,367	27,079
Deferred revenue and customers' advances		(1,390)	(18,597)
Other current liabilities		1,294	13,977
Deferred tax liability, net		7,776
Other long-term liabilities		334	(1,697)
Total adjustments to reconcile net loss for the period to net cash provided by operating activities		58,758	36,105
Reorganization - retirement plan		(8,851)
Net cash provided by operating activities		49,907	36,105
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment		(51,334)	(56,266)
Proceeds related to sale and disposal of property and equipment			5,751
Investments in other assets, intangible assets and others		(4,369)
Acquisition of subsidiary consolidated for the first time (a)			(40,000)
Interest bearing deposits, including designated deposits		(31,572)	35,507
Net cash used in investing activities		(87,275)	(55,008)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of shareholders' equity		78,913	20,617
Proceeds from long-term loans		14,443
Short-term bank debt		3,800
Debts repayment		(21,314)	(25,744)
Net cash provided by (used in) financing activities		75,842	(5,127)
Effect of foreign exchange rate change		(534)	71
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		37,940	(23,959)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD		101,149	100,375
CASH AND CASH EQUIVALENTS - END OF PERIOD	76,416	139,089	76,416
NON-CASH ACTIVITIES
Investments in property and equipment		16,033	15,595
Conversion of convertible debentures into share capital and exercise of warrant			7,006
Shares issued to the Banks in consideration for the interest reduction, following September 2006 amendment with the Banks			12,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest		18,620	14,539
Cash paid during the period for income taxes		(1,085)	3,416
(a) ACQUISTION OF SUBSIDIARY. Assets and liabilities of the subsidiary as of June 2, 2011:
Working capital (excluding cash and cash equivalents)	(2,534)		(2,534)
Property, plant, and equipment, including real estate	145,559		145,559
Intangible assets	11,156		11,156
Other assets	2,900		2,900
Long-term liabilities	(74,984)		(74,984)
Assets and liabilities of the subsidiary as of June 2, 2011	82,097		82,097
Less :
Issuance of share capital	22,630		22,630
Gain from acquisition	19,467		19,467
Total	42,097		42,097
Cash paid for the acquisition of a subsidiary	$ 40,000		$ 40,000

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1 - GENERAL

A.	Basis for Presentation

(1)
The condensed interim consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and its wholly-owned subsidiaries
 (i) Jazz Technologies, Inc. and its wholly-owned subsidiary, Jazz Semiconductor, Inc, an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies, Inc. and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (ii) from June 2011, TowerJazz Japan Ltd. ("TJP"), a company which owns and operates the facility acquired in Nishiwaki, Japan. Tower and its wholly-owned subsidiaries are referred to as the "Company". References to the "Company" for dates prior to the acquisition of TJP do not include TJP.

(2)	The interim consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("US GAAP").

The Company's consolidated financial statements include TJP results as from June 3, 2011. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances. The unaudited condensed interim consolidated financial statements as of June 30, 2012 of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2011 and for the year then ended, including the notes thereto.

In the opinion of management, the interim financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations as of the date and for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.

(3)	Certain amounts in prior periods' financial statements have been reclassified in order to conform to the 2012 presentation.

B.	Financing of the Company's Debt Obligations and Other Liabilities

During the past years, the Company experienced business and financial improvement, as reflected by the improvement in the Company's revenue and margins as compared to the period prior to mid-2009 which was negatively affected by the global economic downturn that commenced in 2008. However, following the recent economic slowdown in Europe and worldwide and following the conditions in the financial markets, the semiconductor industry experienced weakening customer demand and reduced rate of growth.

Market analysts are currently cautious with respect to the global economic conditions forecasted for 2012 and beyond, and there can be no assurance that global economic conditions will not negatively affect the Company's business and financial position. There is no assurance that another downturn in the semiconductor industry and/or in the global economy will not occur. The effects of another downturn in the semiconductor industry and/or in the global economy may include global decreased demand, downward price pressure, excess inventory and unutilized capacity worldwide, which may negatively impact consumer and customer demand for the Company's products and the end products of the Company's customers. A downturn in the semiconductor industry and/or in the global economy may adversely affect the Company's commercial relationships with its customers, suppliers, and creditors, including its lenders, its plans to continue its capacity growth, and the Company's future financial results and position, including its ability to raise funds in the capital markets and to fulfill its debt obligations and other liabilities, comprised mainly of banks' loans and debentures.

The Company is exploring various ways to fund its capacity growth plans and the ramp-up of its business technology capabilities and manufacturing capacity and capabilities, and to fulfill its debt obligations and other liabilities. However there is no assurance as to the extent of such funding or when, if at all, such funding will be available to the Company. Such funding may include, among others, debt restructuring and/or refinancing, possible financing transactions, sale of assets, intellectual property licensing, possible sale and lease-back of real estate assets and improving cash flow from operations thorough operating efficiencies.

See further details in Notes 3, 7B, 12B, 13, 17 to the 2011 audited consolidated financial statements and Note 2 below.

RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2012
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS
NOTE 2 - RECENT DEVELOPMENTS

A.	Shares Reverse Split

In August 2012, Tower completed a reverse split of its ordinary shares at a ratio of 1 for 15 following shareholders approval, to regain compliance with the NASDAQ minimum bid requirement of $1 per share and maintain Tower's stock listing on NASDAQ. The reverse split reduced the number of outstanding ordinary shares of Tower to approximately 22 million shares. Proportional adjustments were made to all of Tower's outstanding convertible securities such that the underlying shares will be reduced by the ratio of 1 for 15. All amount of shares and other securities of the Company in these financial statements reflect the effect of the reverse stock split.

B.	GE Credit Line Agreement

In May 2012, TJP signed a definitive credit line agreement with GE Capital to provide a three-year secured asset-based revolving credit line of up to 4 billion Japanese Yen (approximately $50,000). The borrowing availability varies based on the levels of TJP's eligible accounts receivable, eligible equipment and real estate and other terms and conditions stipulated in the credit line agreement. Loans to be obtained under this credit line will carry an interest of the higher of TIBOR rate or LIBOR rate plus 2.6% per annum. The TJP credit line agreement contains customary covenants and other terms, as well as customary events of default. The facility is secured by a first priority security interest over the assets of TJP. As of June 30, 2012, TJP was in full compliance with all of the covenants under this credit line agreement. Availability under the credit line is calculated according to certain formulas set forth in the agreement and is capped at $30,000 until June 2013 and $50,000 thereafter.

As of June 30, 2012 the total availability amounted to $30,000, of which an amount of approximately $14,400 was drawdown and unutilized availability amounted to $15,600.

In connection with the GE credit line agreement, Micron's security interest over the assets of TJP was changed to a second priority security interest, subordinated to GE Capital's first priority security interest. Additionally, Tower, TJP, Micron Technology Inc. and Micron Japan Ltd. entered into an intercreditor agreement governing the subordination and priority of claims over TJP's assets, and the order of priority in the realization of any security interests over TJP's assets.

C.	Income Tax Audit

In February 2012, the U.S. tax authorities commenced an audit of Jazz's tax returns, and required certain reports and data in connection with the tax returns of Jazz for these years. There is no indication to date whether Jazz will be required to pay any additional taxes pursuant to this audit.

D.	Registration Statement on Form F-3

In May 2012 Tower filed a registration statement on Form F-3 with the U.S. Securities and Exchange Commission to register approximately 5.7 million ordinary shares underlying equity equivalent convertible capital notes held by the Banks. The registration statement on Form F-3 has been declared effective by the SEC in July 2012.

E.	February 2012 Debentures Issuance

In February 2012, Tower raised a net amount of approximately $80,000 through the expansion of its long-term outstanding debentures Series F. The debentures are US dollar linked, due in two equal installments in December 2015 and December 2016, carry an interest rate of 7.8% per annum, and all its other terms are identical to the Company's existing Series F terms issued in October 2010. In addition, Tower issued warrants exercisable from March 2014 to March 2016 to approximately 1.8 million shares at an exercise price to be determined in February 2014 based on 120% of the then prevailing Company's stock trading price.

F.	Shareholder Equity

As of the date of the approval of the financial statements, the number of Tower's authorized registered ordinary shares amounts to 120 million.

The weighted average number of ordinary shares outstanding, that was used for the basic earnings (loss) per share calculation, for the six months ended June 30, 2012 and June 30, 2011 was approximately 21.4 million and 19.1 million, respectively, and for the three months ended June 30, 2012 and June 30, 2011 was approximately 21.5 million and 19.7 million, respectively.

The weighted average number of ordinary shares that was used for the diluted earnings per share calculation for the three months ended June 30, 2011 was approximately 47.7 million and the net profit that was used for the diluted earnings per share calculation was $1,243. According to GAAP, the diluted loss per share for the six months ended June 30, 2012 and 2011 and for the three months ended June 30, 2012 is not to be presented or calculated due to the losses incurred in these periods.

RECENT DEVELOPMENTS (Details) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended			3 Months Ended		6 Months Ended			1 Months Ended
	Aug. 31, 2012 USD ($)	May 31, 2012 USD ($)	May 31, 2012 JPY (¥)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Feb. 29, 2012	Feb. 29, 2012 Series F Outstanding Debentures USD ($)
Debt Instrument [Line Items]
Reverse stock split ratio	15
Minimum bid requirement per share to maintain eligibility to list on stock on NASDAQ stock exchange (in dollars)	$ 1
Ordinary shares outstanding	22
GE credit line, maximum borrowing capacity		$ 50,000	¥ 4,000,000
GE credit line, TIBOR and LIBOR spread				2.60%		2.60%
GE credit line, current borrowing capacity through June 2013				30,000		30,000
GE credit line, remaining borrowing capacity				15,600		15,600
GE credit line, amount outstanding				14,400		14,400
Number of ordinary shares registered under Form F-3 with the U.S. Securities and Exchange Commission		5.7	5.7
Proceeds on account of shareholders' equity						78,913	20,617		80,000
Interest rate on long-term outstanding debentures Series F									7.80%
Number of ordinary shares callable under warrants exercisable								1.8
Weighted average number of ordinary shares outstanding, basic				21.5	19.7	21.4	19.1
Weighted average number of ordinary shares outstanding, diluted					47.7
Net profit that was used for the diluted earnings per share calculation					$ 1,243